Quantitative Information About Recurring Level 3 Fair Value Measurements (Detail) (Fair Value Inut Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inut Level 3
Quantitative Information About Recurring Fair Value Measurements [Line Items]
Fair Value	$ 2,801	$ 2,798
Valuation Technique	Discounted cash flow	Discounted cash flow
Significant Unobservable Inputs	Discount rate	Discount rate
Range of Inputs, Minimum	0.79%	0.79%
Range of Inputs, Maximum	2.49%	2.49%